UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

Western Asset Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: July 1, 2017–June 30, 2018

Item 1. Proxy Voting Record

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ICA File Number: 811-08985
Reporting Period: 07/01/2017 - 06/30/2018
Western Asset Corporate Loan Fund, Inc.

=================== Western Asset Corporate Loan Fund, Inc. ====================

ATLAS IRON LIMITED

Ticker:       AGOAU          Security ID:  AU000000AGO1
Meeting Date: OCT 23, 2017   Meeting Type: ANNUAL
Record Date:  OCT 20, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     REMUNERATION REPORT                     FOR       FOR          Management
2     RE-ELECTION OF HON. CHERYL EDWARDES AS  FOR       FOR          Management
      A DIRECTOR
3     APPROVAL TO ISSUE FY2017 OPTIONS TO MR  FOR       FOR          Management
      CLIFF LAWRENSON UNDER THE OPTION PLAN
      AND TO ISSUE SHARES UPON EXERCISE OF
      THE OPTIONS, AND TO GIVE POTENTIAL
      RETIREMENT BENEFITS
4     APPROVAL TO ISSUE FY2018 OPTIONS TO MR  FOR       FOR          Management
      CLIFF LAWRENSON UNDER THE OPTION PLAN
      AND TO ISSUE SHARES UPON EXERCISE OF
      THE OPTIONS, AND TO GIVE POTENTIAL
      RETIREMENT BENEFITS
5     APPROVAL OF 10% ADDITIONAL PLACEMENT    FOR       FOR          Management
      CAPACITY

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Corporate Loan Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 13, 2018